Long-term Debt - Summary (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Long-term Debt
Less: Current portion of long-term debt	$ (3)	$ (3)
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	1,218	1,020
Senior Secured Credit Agreement
Long-term Debt
Long-term Debt, gross	1,241	1,042
Less: Unamortized debt discount and debt issuance costs	(20)	(19)
Total debt, net of unamortized debt discount and debt issuance costs	1,221	1,023
Less: Current portion of long-term debt	(3)	(3)
Long-term debt, non-current, net of unamortized debt discount and debt issuance costs	1,218	1,020
Senior Secured Credit Agreement | Senior secured initial term loans
Long-term Debt
Long-term Debt, gross	$ 241	$ 242
Senior Secured Credit Agreement | Senior secured initial term loans | LIBOR
Long-term Debt
Basis spread (percentage)	2.50%	2.50%
Senior Secured Credit Agreement | Senior secured tranche B-3 term loans
Long-term Debt
Long-term Debt, gross	$ 1,000	$ 800
Senior Secured Credit Agreement | Senior secured tranche B-3 term loans | LIBOR
Long-term Debt
Basis spread (percentage)	6.50%	6.50%
Basis floor (percentage)	1.00%	1.00%
Senior Secured Credit Agreement | Senior secured revolving credit facility | LIBOR
Long-term Debt
Basis spread (percentage)	2.25%	2.25%